Revenue Recognition - Impact on Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,589				$ 2,188					$ 3,302
Restricted cash	86				189					0
Trade receivables, net of allowance for doubtful accounts	12,105				13,121				$ 12,645	12,645
Prepaid and other current assets	24,966				28,178					10,668
Total current assets	65,746				43,676					26,615
Property and equipment, net	41,215				36,539					32,789
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization	1,089,135				1,195,463					1,302,028
Deferred income tax asset, net	783				783					0
Other assets, net	16,694				29,307					9,340
Total assets	1,457,388				1,305,768					1,941,315
Current liabilities:
Accounts payable	14,416				12,099					11,073
Other accrued liabilities	35,035				31,085					53,484
Deferred revenue	13,309				13,060				$ 12,892	13,871
Holdback liability	6,148				11,513					9,309
Current portion of long-term debt	8,225				1,816,450					11,000
Total current liabilities	77,133				1,884,207					98,737
Non-current liabilities:
Long-term debt	985,775				0					1,707,297
Long-term holdback liability	2,207				1,770					2,658
Derivative financial instruments	0				6,039					13,491
Other liabilities	7,751				2,727					3,092
Total liabilities	1,088,795				1,894,743					1,838,579
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017	225				0					0
Additional paid-in capital	379,175				439,711					444,330
Accumulated deficit	(10,807)				(1,036,294)					(334,219)
Accumulated other comprehensive loss, net					7,608					(7,375)
Total stockholder's equity (deficit)	368,593	$ 379,400	$ (678,864)	$ (623,775)	(588,975)	$ (202,907)	$ (167,695)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's equity (deficit)	$ 1,457,388				1,305,768					$ 1,941,315
Adjustments | Impact of adoption of Topic 606
Current assets:
Cash and cash equivalents					0
Restricted cash					0
Trade receivables, net of allowance for doubtful accounts					0
Prepaid and other current assets					(13,452)
Total current assets					(13,452)
Property and equipment, net					0
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization					45,970
Deferred income tax asset, net					0
Other assets, net					(16,154)
Total assets					16,364
Current liabilities:
Accounts payable					0
Other accrued liabilities					0
Deferred revenue					1,347
Holdback liability					0
Current portion of long-term debt					0
Total current liabilities					1,347
Non-current liabilities:
Long-term debt					0
Long-term holdback liability					0
Derivative financial instruments					0
Other liabilities					0
Total liabilities					1,347
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017					0
Additional paid-in capital					0
Accumulated deficit					15,017
Accumulated other comprehensive loss, net					0
Total stockholder's equity (deficit)					15,017
Total liabilities and stockholder's equity (deficit)					16,364
Balances without adoption of Topic 606
Current assets:
Cash and cash equivalents					2,188
Restricted cash					189
Trade receivables, net of allowance for doubtful accounts					13,121
Prepaid and other current assets					14,726
Total current assets					30,224
Property and equipment, net					36,539
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization					1,241,433
Deferred income tax asset, net					783
Other assets, net					13,153
Total assets					1,322,132
Current liabilities:
Accounts payable					12,099
Other accrued liabilities					31,085
Deferred revenue					14,407
Holdback liability					11,513
Current portion of long-term debt					1,816,450
Total current liabilities					1,885,554
Non-current liabilities:
Long-term debt					0
Long-term holdback liability					1,770
Derivative financial instruments					6,039
Other liabilities					2,727
Total liabilities					1,896,090
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017					0
Additional paid-in capital					439,711
Accumulated deficit					(1,021,277)
Accumulated other comprehensive loss, net					7,608
Total stockholder's equity (deficit)					(573,958)
Total liabilities and stockholder's equity (deficit)					$ 1,322,132